Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

(in millions)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2016	1,450.1	964.0	245.5	348.5	3,008.1
Acquisitions through business combinations	23.9	26.0	1.3	0.9	52.1
Additions	75.3	203.8	6.7	30.4	316.2
Disposals	(3.2)	(82.3)	(0.9)	(26.6)	(113.0)
Effect of changes in exchange rates	10.5	21.6	1.6	5.8	39.5
Balance at December 31, 2016	1,556.6	1,133.1	254.2	359.0	3,302.9
Acquisitions through business combinations	—	—	—	—	—
Additions	115.2	173.3	6.9	24.9	320.3
Disposals	(0.4)	(105.3)	(0.1)	(3.5)	(109.3)
Effect of changes in exchange rates	(29.6)	(41.2)	(4.4)	(4.8)	(80.0)
Balance at December 31, 2017	1,641.8	1,159.9	256.6	375.6	3,433.9

Accumulated depreciation and impairment
Balance at January 1, 2016	382.5	529.3	208.5	267.1	1,387.4
Depreciation	88.4	155.7	15.7	31.0	290.8
Impairment charges	1.7	0.7	0.2	0.9	3.5
Disposals	(2.5)	(55.6)	(0.3)	(26.5)	(84.9)
Effect of changes in exchange rates	4.5	12.8	0.7	0.9	18.9
Balance at December 31, 2016	474.6	642.9	224.8	273.4	1,615.7
Depreciation	87.9	172.3	21.5	26.5	308.2
Impairment charges	0.2	8.7	—	—	8.9
Disposals	(0.2)	(57.1)	(0.1)	(3.3)	(60.7)
Effect of changes in exchange rates	(9.8)	(24.4)	(1.7)	(3.1)	(39.0)
Balance at December 31, 2017	552.7	742.4	244.5	293.5	1,833.1

Carrying amount
December 31, 2016	1,082.0	490.2	29.4	85.6	1,687.2
December 31, 2017	1,089.1	417.5	12.1	82.1	1,600.8

Property, plant and equipment include amounts recorded as a result of the acquisition of HMI in 2016. For more information with respect to business combinations, see Note 2 Business combinations.
As of December 31, 2017, the carrying amount includes assets under construction for land and buildings of EUR 94.6 million (2016: EUR 32.7 million), machinery and equipment of EUR 29.3 million (2016: EUR 30.0 million), leasehold improvements of EUR 2.3 million (2016: EUR 1.7 million) and furniture, fixtures and other equipment of EUR 7.0 million (2016: EUR 6.2 million). The assets under construction for land and buildings also include support for a facility (as part of the High-NA agreement signed November 3, 2016) for Carl Zeiss SMT GmbH of EUR 54.7 million as of December 31, 2017 (2016: EUR 0.0 million).
For more details in relation to our 24.9 percent interest in Carl Zeiss SMT Holding GmbH & Co. KG see Note 10 Equity method investments
As of December 31, 2017, the carrying amount of land amounts to EUR 94.0 million (2016: EUR 96.3 million).
As of December 31, 2017, the carrying amount of machinery and equipment includes an amount of EUR 8.1 million with respect to evaluation and operating lease systems (2016: EUR 17.0 million).
The majority of the additions in 2017 in property, plant and equipment relates to the expansion and upgrades of facilities, prototypes and training systems.
The majority of additions in 2017 in machinery and equipment relates to upgrade and expansion of production tooling and investment in prototypes, evaluation and training systems which are similar to those that ASML sells in its ordinary course of business. These systems are capitalized under property, plant and equipment because these are held for own use, for operating lease and for evaluation purposes. These are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for own use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at their carrying value.
An amount of EUR 13.4 million (2016: EUR 21.6 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
An amount of EUR 45.8 million (2016: EUR 22.8 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor). Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
During 2017, we recorded depreciation charges of EUR 308.2 million (2016: EUR 290.8 million; 2015: EUR 243.0 million) of which we recorded EUR 195.7 million (2016: EUR 187.9 million; 2015: EUR 191.7 million) in cost of sales, EUR 101.7 million (2016: EUR 76.8 million; 2015: EUR 19.7 million) in R&D costs and EUR 10.8 million (2016: EUR 26.1 million; 2015: EUR 31.6 million) in SG&A costs.
Variable interest entity
The carrying amount of land and buildings includes an amount of EUR 25.2 million (2016: EUR 26.6 million) relating to our headquarters in Veldhoven, the Netherlands, which is ultimately owned by Koppelenweg I B.V., a "variable interest entity".
As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years from an entity ("lessor") that was incorporated by the variable interest entity shareholders. The lessor’s shareholders’ equity amounts to EUR 2.2 million and has not significantly changed since 2003.
The variable interest entity shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. ASML exercised the purchase option and will buy the asset at the end of the term in June 2018. The entity is determined to be a variable interest entity because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.
The primary purpose for which the variable interest entity was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the variable interest entity. The economic performance of the variable interest entity is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building.
While the debt holders have an interest, and may absorb losses, and the equity holders have an interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the variable interest entity, therefore only ASML meets both the power and losses/benefit criterion and consolidates the variable interest entity.
For more information with respect to our variable interest entity, Carl Zeiss SMT Holding GmbH & Co. KG, see Note 10 Equity method investments.